Gains or losses on financial assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 628	€ 1,107	€ 1,136
Gains (losses) on financial assets at amortised cost	89	(31)	308
Other financial assets and liabilities	539	1,138	828
Gains or losses on financial assets and liabilities held for trading, net	1,141	3,211	1,349
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	132	82	292
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	270	(171)	(286)
Gain or losses from hedge accounting, net	(46)	51	(28)
Gains/losses on financial assets and liabilities, net	2,125	4,280	2,463
Exchange differences, net	(562)	(2,093)	(932)
Debt instruments
Financial instruments
Other financial assets and liabilities	€ 567	€ 1,179	€ 804